TIAA-CREF Life Insurance Company

TIAA-CREF Life Separate Account VLI-1

8500 Andrew Carnegie Blvd.

(MS SSC-Cr-08)

Charlotte, NC 28262

Kenneth W. Reitz

Associate General Counsel

Office: 704-988-4455

Fax: 704-988-1615

E-mail: kreitz@tiaa-cref.org

June 25, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attn: Craig Ruckman – Office of Insurance Products

Re:	TIAA-CREF Life Separate Account VLI-1 (“Registrant”)
File Nos. and 811-10393
INITIAL REGISTRATION
Intelligent Life Survivorship VUL Contract

Dear Commissioners and Mr. Ruckman:

For the above referenced Registrant, this filing is an initial registration statement on Form N-6 (the “Registration Statement”) under the Securities Act of 1933, as amended (“1933 Act”). The Registration Statement relates to certain flexible premium last survivor variable universal life insurance contracts named the Intelligent Life Survivorship VUL (the “Contract”) to be offered following effectiveness of the Registration Statement.

In connection with this filling we wish to bring the following points to the Commission’s attention:

•

Much of the disclosure and features described in this initial registration of the joint life Intelligent Life Survivorship VUL Contract mirrors that of Registrant’s single life Intelligent Life VUL Contract, such that reference to and reliance upon the registration for the single life Intelligent Life VUL contract should ease and expedite your review of this initial registration of the joint life Intelligent Life Survivorship VUL Contract. (See File Nos. 333-128699, 811-10393, the post-effective #3 amended registration for the single life Intelligent Life VUL contract filed with the Commission on April 18, 2008.)

•	The proposed joint life Intelligent Life Survivorship VUL Contract’s investment options are the same as those of the existing registered single life Intelligent Life VUL contract.

•

We request Commission review such that any corrective pre-effective amendment to this registration can be submitted and this registration may be declared effective not later than September 1, 2008, and earlier if possible.

Differences of the proposed joint life Intelligent Life Survivorship VUL Contract from the registered single life Intelligent Life VUL contract are as follows:

•

Obvious changes to reference the joint life nature of the proposed Intelligent Life Survivorship VUL Contract which is different from the single life nature of the existing registered Intelligent Life VUL contract.

•	Charges for the joint life Intelligent Life Survivorship VUL Contract differ somewhat from charges for the single life Intelligent Life VUL contract, although the expense structure is mostly the same.

Financial statements and certain exhibits are not included in this Initial Registration and will be included by a pre-effective amendment.

We will provide a courtesy copy to Mr. Craig Ruckman that is marked to identify all the substantive changes of the proposed joint life Intelligent Life Survivorship VUL prospectus and SAI from the existing registered single life Intelligent Life VUL prospectus and SAI.

If you have any question concerning this filing, please contact the undersigned by telephone at (704) 988-4455 or by e-mail at kreitz@tiaa-cref.org, or you may contact Ed Hancock at (704) 988-1247.

Respectfully Submitted,

/s/ Kenneth W. Reitz

Kenneth W. Reitz